Retirement Plans	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Retirement Plans

(13)  Retirement Plans

Retirement Plans

The Company has a combined profit sharing and 401(k) plan covering substantially all Bank employees and a 401(k) plan for non-Bank employees upon completion of 1,000 hours of service. Contributions to the Bank plan are determined by a mathematical formula which takes into account average net income of the Bank for the current and prior year, the level of the Bank's stockholders' equity and average Bank employee compensation. Both plans are subject to a minimum contribution of 3% of eligible compensation. It is the Company's policy to annually fund current costs as they accrue. Expenses of these plans amounted to $2,841,000, $2,480,000, and $2,336,000, for the years ended December 31, 2011, 2010, and 2009, respectively.

Employee Stock Ownership Plan

The Company has an employee stock ownership plan (ESOP) for employees of the Company. Annual contributions are made at the discretion of the Board of Directors. ESOP expense amounted to $266,000, $220,000, and $211,000, for the years ended December 31, 2011, 2010, and 2009, respectively. Shares distributed to a participant upon termination of service are subject to a put option whereby the participant may cause the Plan's Trust to purchase the shares at fair value. At December 31, 2011, and 2010, the plan held 29,995 and 28,736 shares with an estimated fair value, at the respective dates, of $3,876,000 and $2,754,000.

Supplemental Executive Retirement Plans

The Company has two un-funded, non-qualified, supplemental executive retirement plans (SERP) covering certain executives designed to compensate for the portion of cash compensation unable to be included in the profit sharing and 401(k) plan, because of limitations in the plan's design and in the Internal Revenue Code. The Company had accrued a liability of $718,000 and $749,000 at December 31, 2011 and 2010, respectively, for these SERPs. Expenses of these plans amounted to a credit of $31,000 for 2011, and expense of $162,000, and $103,000 for the years 2010 and 2009, respectively.